Short-term and long-term bank loans	12 Months Ended
Sep. 30, 2022
Short-term and long-term bank loans
Short-term and long-term bank loans

Note 11 – Short-term and long-term bank loans

	September 30,	September 30,
	2022	2021
Short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	$1,757,223	$1,238,400
China Zheshang Bank Co., Ltd.	1,251,142	—
Bank of Beijing (Yangzhou Branch)	702,888	—
Total short-term bank loans	$3,711,253	$1,238,400
Long-term bank loans
Long-term bank loans, current portion
WeBank Co., Ltd.	$20,009	$264,393
Long-term bank loans, non-current portion
Xiaoshan Rural Commercial Bank	421,733	—
WeBank Co., Ltd.	—	22,033
Total long-term loans	$441,742	$286,426

Total short-term and long-term loans	$4,152,995	$1,524,826

The following table summarizing the loan commencement date, loan maturity date, loan amount in RMB and its equivalent to the United States dollar, and the effective interest rate of each secured and unsecured short-term and long-term bank loan:

Note 11 – Short-term and long-term bank loans (Continued)

	Loan	Loan	Loan	Loan	Effective
For the fiscal year ended September 30, 2022	commencement	maturity	amount	amount	interest
Secured short-term bank loans	date	date	in RMB	in USD	rate	Note
Industrial and Commercial Bank of China (Tahe Branch)	May 25, 2022	May 25, 2023	4,500,000	$632,600	3.80%	1
Industrial and Commercial Bank of China (Tahe Branch)	June 24, 2022	June 24, 2023	5,000,000	702,889	4.35%	2
China Zheshang Bank Co., Ltd.	May 25, 2022	May 23, 2023	4,000,000	562,311	5.5%	3
China Zheshang Bank Co., Ltd.	June 1, 2022	May 31, 2023	4,900,000	688,831	5.5%	4
Bank of Beijing (Yangzhou Branch)	December 21, 2021	December 20, 2022	5,000,000	702,888	4.75%	5
Total secured short-term bank loans			23,400,000	$3,289,519

Unsecured short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	December 14, 2021	December 9, 2022	1,500,000	$210,867	3.85%
Industrial and Commercial Bank of China (Tahe Branch)	December 15, 2021	December 10, 2022	1,500,000	210,867	3.85%
Total unsecured short-term bank loans			3,000,000	$421,734

Total short-term bank loans			26,400,000	$3,711,253

Secured long-term bank loans
Long-term bank loan, current portion
WeBank Co., Ltd.	October 9, 2020	October 9, 2022	142,331	$20,009	10.26%	6
Long-term bank loan, non-current portion
Xiaoshan Rural Commercial Bank	July 19, 2022	July 17, 2025	3,000,000	421,733	6.31%	7
Total long-term bank loans			3,142,331	$441,742

Total short-term and long-term bank loans			29,542,331	$4,152,995

For the fiscal year ended September 30, 2021
Secured short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	June 24, 2021	June 24, 2022	5,000,000	$774,000	4.35%	2
Unsecured short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	June 21, 2021	June 12, 2022	1,500,000	232,200	4.65%
Industrial and Commercial Bank of China (Tahe Branch)	June 21, 2021	June 13, 2022	1,500,000	232,200	4.65%
Total short-term bank loans			8,000,000	$1,238,400
Secured long-term bank loans
WeBank Co., Ltd.	October 9, 2020	October 9, 2022	573,144	$88,722	10.26%	6
WeBank Co., Ltd.	October 9, 2020	October 9, 2022	573,144	88,722	10.26%	6
WeBank Co., Ltd.	October 9, 2020	October 9, 2022	561,679	86,949	10.26%	6
Long-term bank loans current portion			1,707,967	264,393
Long-term bank loans non-current portion			142,328	22,033
Total long-term bank loans			1,850,295	$286,426

Note 11 – Short-term and long-term bank loans (Continued)

(1)	The loan is guaranteed by a third party, Heilongjiang Xinzheng Financing Guarantee Group Co., Ltd., for up to 80% of the outstanding principal and normal interest balance.
(2)

The loan is guaranteed by a third party, Heilongjiang Xinzheng Financing Guarantee Group Co., Ltd., for up to 80% of the outstanding principal and normal interest balance, personal guaranteed by Mr. Wenhua Liu, who is a legal representative of Khingan Forasen and a director of the Company, and is collateralized by the property, plant and equipment of Khingan Forasen, with a net book value of RMB2.1 million (equivalent to approximately $0.3 million as of September 30, 2022).

(3)

The loan is collateralized by a property owned by a third party, Sigma Holdings (Hangzhou) Co., Ltd, which has a valuation of RMB5.35 million (equivalent to approximately $752,091), is guaranteed by, Ms. Yefang Zhang, a principal shareholder, and by a subsidiary of the Company, CN Energy Development.

(4)	This loan is guaranteed by, Ms. Yefang Zhang, a principal shareholder, and by a subsidiary of the Company, CN Energy Development.
(5)

The loan is guaranteed by a third party, Yangzhou High Tech Financing Guarantee Co., Ltd, Ms. Yefang Zhang, principal shareholder, and Mr. Zhengyu Wang, former CEO and spouse of principal shareholder, for up to 100% of the outstanding principal and normal interest balance.

(6)

This line of credit agreement with WeBank Co., Ltd is unconditionally guaranteed by the legal representative of Hangzhou Forasen for a maximum amount of RMB5 million (equivalent to approximately $703,000 as of September 30, 2022).

(7)The loan is guaranteed by a subsidiary of the Company, CN Energy Development.